Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	45,893	90,834	12,680